WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.9%
Alabama - 3.4%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$422,411	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	462,166	(c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,771,215
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,161,113
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,677,654
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	793,127

Total Alabama				11,287,686

Alaska - 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	605,205	(c)

Arizona - 4.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.100%	6/15/28	500,000	499,324	(a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	754,569	(d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,002,338	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,402,209	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	865,663	(d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,682,910	(d)

Total Arizona				13,207,013

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	750,000	771,318	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 10.7%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$1,100,000	$1,153,528	(a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,179,429	(d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,213,325	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,500,711	(c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	434,223
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	640,412
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	601,340	(d)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	750,839	(d)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	2,250,000	2,236,686
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	17,221,997
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	255,929
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	501,184
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,061,628

Total California				35,751,231

Colorado - 2.7%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	500,645
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	494,630
Subordinated, Series B	7.750%	12/15/47	1,000,000	992,215
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,374,486

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	$500,000	$484,652
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,130,759

Total Colorado				8,977,387

Florida - 6.0%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	4,033,257	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,018,314
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,003,114
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,213,218	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	995,541	(d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project	5.250%	7/1/47	1,000,000	1,030,397	(c)(e)
Brightline Passenger Rail Project	5.500%	7/1/53	1,250,000	1,296,180	(c)(e)
Brightline Passenger Rail Project, AGM	5.250%	7/1/53	2,700,000	2,815,614	(c)(e)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,021,449	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,572,569	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	520,004
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	758,471
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	214,017
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	907,977

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$355,000	$4	*(f)(g)(h)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	661,041	(d)

Total Florida				20,061,167

Georgia - 1.3%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	837,784
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	519,776
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,187,731
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,260,373
Series C	5.000%	9/1/30	500,000	526,721	(a)(b)

Total Georgia				4,332,385

Illinois - 12.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,015,319
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	517,403
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,089,708
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,743
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,193,742
Series A	5.000%	12/1/35	2,000,000	2,083,595
Series D	5.000%	12/1/46	750,000	737,018
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,304,316
Series A, Refunding	5.000%	1/1/28	1,500,000	1,567,215
Series A, Refunding	6.000%	1/1/38	1,250,000	1,302,543
Series C, Refunding	5.000%	1/1/25	1,000,000	1,006,284
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,006,276	(c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,001,846	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,014,784

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Second Lien, Series A, Refunding	4.000%	12/1/55	$300,000	$263,919
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,177	(c)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	766,161
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,050,472
Series A	5.000%	3/1/46	1,000,000	1,029,336
Series A, Refunding	5.000%	10/1/29	2,900,000	3,074,409
Series A, Refunding	5.000%	10/1/30	1,475,000	1,564,667
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,163,495
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,910,742
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	765,363
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,388,839

Total Illinois				42,172,372

Indiana - 1.6%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,111,854
Marion General Hospital, Series A	4.000%	7/1/45	500,000	453,727
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	496,448
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,000,494	(c)
Pratt Paper LLC Project	5.000%	1/1/54	2,400,000	2,434,713	(c)(e)

Total Indiana				5,497,236

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	1,800,000	1,868,566	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	1,300,000	1,354,255

Total Iowa				3,222,821

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	$2,000,000	$1,984,539	(a)(b)

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,013,591
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	915,646
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	445,984
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	952,457	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	717,018	(a)(b)

Total Louisiana				4,044,696

Maryland - 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	880,350
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	306,290	(c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,014,193	(c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	464,318
Frederick Health System, Refunding	4.000%	7/1/50	725,000	656,980

Total Maryland				3,322,131

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,051,914

Michigan - 1.0%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	750,000	730,403
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,107,186
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	478,751

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$145,000	$148,008
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	853,729	(c)

Total Michigan				3,318,077

Minnesota - 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,572,760	(c)

Missouri - 1.6%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Refunding	5.000%	2/1/44	2,450,000	2,401,615
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,001,810

Total Missouri				5,403,425

Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,266,783

Nevada - 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,299,120	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,942,198	(d)

Total Nevada				3,241,318

New Hampshire - 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	709,689

New Jersey - 4.6%
New Jersey State EDA Revenue:
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,863,382
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,177,833	(c)
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	2,780,000	2,609,077	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	$500,000	$519,472
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,081,783
Transportation System, Series A, Refunding	5.000%	6/15/37	1,000,000	1,111,379
Transportation System, Series A, Refunding	5.000%	6/15/38	4,000,000	4,415,384
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	504,532

Total New Jersey				15,282,842

New Mexico - 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	665,835

New York - 9.3%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	759,540	(d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,108,596
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	465,349
Series A-2	5.000%	5/15/30	1,000,000	1,072,121	(a)(b)
Series B, Refunding	5.000%	11/15/37	500,000	514,091
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	679,592
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,398,198
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	2,000,000	1,933,751	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	800,000	907,120	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	700,000	761,181	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	10,076,625	(c)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	$6,125,000	$6,333,101	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,082,706	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,170,404	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,400,873	(c)(i)
Consolidated Series 221	4.000%	7/15/55	500,000	449,583	(c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	951,375

Total New York				31,064,206

North Carolina - 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,606,970

North Dakota - 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	609,382

Ohio - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,178,608
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	871,246	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,841,473	(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,638,407	(c)

Total Ohio				5,529,734

Oklahoma - 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	502,388
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	981,016

Total Oklahoma				1,483,404

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	$1,250,000	$1,157,159

Pennsylvania - 3.8%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	985,441
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,690,640
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	1,000,000	962,542
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,189,574	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,607,275	(c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,136,351

Total Pennsylvania				12,571,823

Puerto Rico - 4.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,634,201	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	7,624	7,567
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	39,678
Restructured, Series A-1	5.375%	7/1/25	52,334	52,704
Restructured, Series A-1	5.625%	7/1/27	51,860	53,947
Restructured, Series A-1	5.625%	7/1/29	51,018	55,051
Restructured, Series A-1	5.750%	7/1/31	49,554	55,331
Restructured, Series A-1	4.000%	7/1/33	46,990	46,314
Restructured, Series A-1	4.000%	7/1/35	442,237	429,023
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,070,083
Restructured, Series A-1	4.000%	7/1/41	299,287	278,456
Restructured, Series A-1	4.000%	7/1/46	51,258	46,217
Subseries CW	0.000%	11/1/43	207,750	123,871	(b)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$1,420,000	$376,300	*(f)
Series A	5.050%	7/1/42	215,000	56,975	*(f)
Series XX	5.250%	7/1/40	2,130,000	564,450	*(f)
Series ZZ, Refunding	—	7/1/18	350,000	91,875	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	673,620
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,084,971
Restructured, Series A-1	4.550%	7/1/40	130,000	130,188
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,161,355
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,145,135
Restructured, Series A-2	4.329%	7/1/40	720,000	705,118

Total Puerto Rico				15,882,430

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	392,000	*(f)

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	952,859

Tennessee - 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	955,223
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	750,000	801,379

Total Tennessee				1,756,602

Texas - 11.2%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	771,901	(c)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,741,171
CAB	0.000%	1/1/38	2,000,000	1,094,216
CAB	0.000%	1/1/40	2,200,000	1,061,158
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,999,848	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	$6,500,000	$6,504,304	(c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,003,312	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	939,368	(c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,515,055	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	112,716	(c)
Series 2017	5.000%	11/1/36	110,000	112,205	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project	4.000%	11/1/49	1,200,000	1,031,226
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	496,818
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	675,245
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	158,577	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,000,018
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,133,653
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	2,805,000	2,893,616
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,502,237	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	518,990

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	$600,000	$640,064	(c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	195,000	184,745
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	292,758	5,855	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(f)

Total Texas				37,103,798

Utah - 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	364,169
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	640,325
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	756,334
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	431,793
Series A	5.375%	10/15/40	1,150,000	1,165,335

Total Utah				3,357,956

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	524,745
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	760,278	(c)

Total Virginia				1,285,023

Washington - 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,174,771

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.4%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	$300,000	$290,589
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	617,985
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,499,822
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	644,933	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	537,671

Total Wisconsin				4,591,000

TOTAL MUNICIPAL BONDS (Cost - $315,560,433)				312,268,947

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(k) - 3.6%
New York - 3.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,312,660
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,609,626
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,949,732

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $11,715,924)				11,872,018

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $327,276,357)				324,140,965

SHORT-TERM INVESTMENTS - 5.3%
MUNICIPAL BONDS - 5.3%
Florida - 0.4%
Florida State Gulf Coast University Finance Corp., Capital Improvement Revenue, Parking Project, Series A, LOC - TD Bank N.A.	3.770%	2/1/39	200,000	200,000	(l)(m)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.800%	10/1/26	1,200,000	1,200,000	(l)(m)

Total Florida				1,400,000

Georgia - 3.1%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	4.400%	11/1/62	10,350,000	10,350,000	(c)(l)(m)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.650%	10/1/42	$600,000	$600,000	(l)(m)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, LOC - TD Bank N.A.	3.750%	7/1/44	300,000	300,000	(l)(m)

Total Massachusetts				900,000

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	3.950%	12/1/30	250,000	250,000	(l)(m)

New Jersey - 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	3.700%	7/1/43	1,000,000	1,000,000	(l)(m)

New York - 0.4%
New York City, NY, GO:
Subseries A-3, SPA - Bank of Montreal	3.750%	9/1/49	500,000	500,000	(l)(m)
Subseries D-4, LOC - TD Bank N.A.	3.750%	8/1/40	200,000	200,000	(l)(m)
New York City, NY, HDC, MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	3.800%	9/1/42	250,000	250,000	(c)(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	3.800%	6/15/50	250,000	250,000	(l)(m)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.750%	6/15/49	300,000	300,000	(l)(m)

Total New York				1,500,000

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.750%	8/1/34	100,000	100,000	(l)(m)

Pennsylvania - 0.3%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.800%	12/1/39	1,000,000	1,000,000	(l)(m)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	3.750%	12/1/59	$900,000	$900,000	(l)(m)
Utah - 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.800%	5/15/58	300,000	300,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,700,000)				17,700,000

TOTAL INVESTMENTS - 102.8% (Cost - $344,976,357)				341,840,965
TOB Floating Rate Notes - (1.9)%				(6,265,000)
Other Liabilities in Excess of Other Assets - (0.9)%				(3,020,434)

TOTAL NET ASSETS - 100.0%				$332,555,531

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on this security is currently in default as of April 30, 2024.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	The maturity principal is currently in default as of April 30, 2024.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

At April 30, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	82	6/24	$10,386,314	$9,804,125	$(582,189)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18	Western Asset Municipal High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Municipal High Income Fund 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$312,268,943	$4	$312,268,947
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,872,018	—	11,872,018

Total Long-Term Investments	—	324,140,961	4	324,140,965

Short-Term Investments†	—	17,700,000	—	17,700,000

Total Investments	—	$341,840,961	$4	$341,840,965

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$582,189	—	—	$582,189

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

20	Western Asset Municipal High Income Fund 2024 Quarterly Report